Disclosures About Fair Value of Financial Instruments - Schedule of Changes in Fair Value Due to Observable Factors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value, other assets	$ 1,965	$ 2,034
Total realized gains (losses) included in income, other assets	$ 80	$ (69)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Gain (Loss), before Adjustment, after Tax
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held, other assets	$ 0	$ 0
Purchases, issuances and settlements, net, other assets	0	0
Transfers out of Level 3, other assets	0	0
Fair value, other assets	2,045	1,965
Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$ 80	$ (69)